Condensed Consolidated Statement of Changes in Stockholders' Equity (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Equity issuance costs	$ 0	$ 144	$ 152